Related Parties (Details Narrative)	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 Corporation USD ($)	Dec. 31, 2011 Corporation USD ($)	Dec. 31, 2010 Corporation USD ($)	Dec. 31, 2012 Director USD ($)	Dec. 31, 2011 Director USD ($)	Dec. 31, 2010 Director USD ($)
Monthly Rent	3,500
Rent Expense		43,505	43,748	43,174
Due to related party		113,074	80,827		764,057	724,445
Consulting Fees					$ 124,997	$ 124,994	$ 124,957